Vessel Operating Costs	12 Months Ended
Dec. 31, 2024
Vessel Operating Costs
Vessel Operating Costs

12. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2022	2023	2024
Crew costs	40,019	35,576	35,590
Technical maintenance expenses	16,030	17,591	19,504
Other operating expenses	16,314	14,586	14,637
Total	72,363	67,753	69,731